EQUITY (Details-Share Capital) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥) shares
Equity
Beginning balance	40,948,082	40,948,082	36,988,082	36,988,082
Beginning balance	$ 67,286	¥ 450,782	$ 62,556	¥ 419,091
Common shares issued through private placement			3,960,000	3,960,000
Common shares issued through private placement			$ 4,730	¥ 31,691
Ending balance	40,948,082	40,948,082	40,948,082	40,948,082
Ending balance	$ 67,286	¥ 450,782	$ 67,286	¥ 450,782